Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - CAD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Transaction costs	[1]	$ 39,317	$ 33,695
Prepaid expenses		6,607	14,342
Inventory	[2]	4,317	2,023
Deferred charges	[3]	247	264
Other		1,681
Prepaid expenses and other current assets		$ 52,169	$ 50,324

[1]	Transaction costs represent the incremental costs in connection with the debt and equity financing.
[2]	As at December 31, 2023, inventory consisted of $2.8 million of work in progress (December 31, 2022 — $0.2 million) and $1.5 million of other inventory (December 31, 2022 — $1.8 million).
[3]	Deferred charges included deferred financing charges relating to the Revolving Credit Facility.